Property, plant and equipment - Additional Information (Details) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2022 vessel	May 31, 2022 USD ($) vessel TEU	Nov. 30, 2021	Oct. 31, 2021 USD ($) TEU vessel	Sep. 30, 2021	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($) TEU vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense							$ 334,121	$ 345,164	$ 324,597
Payments to acquire property, plant & equipment							1,239,700	1,577,000	783,500
Gain (loss) on sale							$ (3,700)	16,400	$ (200)
Term of agreement			18 years		18 years	18 years
Vessels
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment								$ 358,500
Number of vessels delivery accepted | vessel								4
Number of vessels sold | vessel	1						10	1
Sale price							$ 257,075
Gain (loss) on sale								$ 15,884
Capacity of vessels purchased | TEU							10,000
Vessels | ZE JV
Property Plant And Equipment [Line Items]
Number of vessels sold | vessel		4		1
Capacity of vessels sold | TEU		4,250		4,250
Sale price		$ 138,975		$ 38,280
Gain (loss) on sale		$ 3,973
Number of Vessels Managed | vessel		7
Bareboat Charter Vessels
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment								$ 251,895
Number of vessels purchased | vessel								3
Capacity of vessels purchased | vessel								12,200
Term of agreement								18 years
One Vessel, 15,000 TEU
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel							1
Capacity of vessels purchased | TEU							15,000
Term of agreement							5 years
Six Vessels, 11,800 TEU
Property Plant And Equipment [Line Items]
Number of vessels purchased | vessel							6
Capacity of vessels purchased | TEU							11,800
Term of agreement							5 years
APR Energy | Gas Turbines and Other Equipment
Property Plant And Equipment [Line Items]
Payments to acquire property, plant & equipment						$ 88,061,000